Average Annual Total Returns			12 Months Ended	15 Months Ended	60 Months Ended
		Jul. 29, 2026	Dec. 31, 2025	Dec. 31, 2025 [4]	Dec. 31, 2025 [2]	Dec. 31, 2025
Polar Capital Emerging Market Stars Fund | MSCI Emerging Markets Index (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.57%		4.23%	4.20%
Performance Inception Date		Dec. 30, 2020
Polar Capital Emerging Market Stars Fund | Polar Capital Emerging Market Stars Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			26.79%		1.41%	1.45%
Performance Inception Date		Dec. 30, 2020
Polar Capital Emerging Market Stars Fund | Polar Capital Emerging Market Stars Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			26.50%		1.13%	1.17%
Performance Inception Date		Dec. 30, 2020
Polar Capital Emerging Market Stars Fund | Polar Capital Emerging Market Stars Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.97%		1.02%	1.05%
Performance Inception Date		Dec. 30, 2020
Polar Capital International Small Company Fund | MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		29.26%	15.19%
Performance Inception Date		Sep. 30, 2024
Polar Capital International Small Company Fund | MSCI ACWI ex USA Investable Market Index (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		31.96%	17.16%
Performance Inception Date		Sep. 30, 2024
Polar Capital International Small Company Fund | Polar Capital International Small Company Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			3.64%	(0.73%)
Performance Inception Date		Sep. 30, 2024
Polar Capital International Small Company Fund | Polar Capital International Small Company Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.79%	(1.38%)
Performance Inception Date		Sep. 30, 2024
Polar Capital International Small Company Fund | Polar Capital International Small Company Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.23%	(0.80%)
Performance Inception Date		Sep. 30, 2024

[1]	Index returns shown are net of withholding taxes.
[2]	The Fund’s inception date was December 30, 2020.
[3]	Index returns shown are net of withholding taxes.
[4]	The Fund’s inception date was September 30, 2024.